Risk Management Policy - Comparative Structure of Financial Debt According to Fixed and (or) Protected Interest Rate on Gross Debt (Detail)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Fixed interest rate [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest rate risk	84.00%	82.00%